Note 5 - Convertible Notes	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Notes to Financial Statements
Convertible Debt [Text Block]

Note 5 – Convertible Notes

March 2017 and July 2017 Convertible Note Offerings

In March 2017, the Company entered into a Placement Agent’s Agreement with a third-party brokerage firm to offer units consisting of a $1,000 6% promissory note convertible into 4,000 shares of the Company’s common stock at $0.25 per share and 4,000 warrants to purchase shares of the Company’s’ common stock at an exercise price of $0.60 per share for the period of three years. Between March 2017 and May 2017, the Company issued short-term Promissory Notes (“Notes”) to various holders with combined face value of $2,000,000. The Notes are payable within three years of issuance and are convertible into 8,000,000 shares of the Company’s common stock. The Company also issued 8,000,000 common stock warrants to the Noteholders. The warrants are exercisable at any time and from time to time before maturity at the option of the holder. Each warrant gives the Noteholder the right to purchase one share of common stock of the Company at an exercise price of $0.60 per share for a period of three years. The Company recorded an aggregate discount on convertible notes of $1,933,693, which included $904,690 related to the relative fair value of beneficial conversion features and $1,029,003 for the relative fair value of the warrants issued with each note. The fair value of warrants was derived using the Black-Scholes valuation model.

In July 2017, the Company entered into a Placement Agent’s Agreement with a third-party brokerage firm to offer units consisting of a $1,000 6% promissory note convertible into 4,000 shares of the Company’s common stock at $0.25 per share and 4,000 warrants to purchase shares of the Company’s’ common stock at an exercise price of $0.65 per share for the period of three years. Between July 2017 and December 2017, the Company issued short-term Promissory Notes (“Notes”) to various holders with combined face value of $7,201,000. The Notes are payable within three years of issuance and are convertible into 28,804,000 shares of the Company’s common stock. The Company also issued 28,804,000 common stock warrants to the Note holders. The warrants are exercisable at any time and from time to time before maturity at the option of the holder. Each warrant gives the Noteholder the right to purchase one share of common stock of the Company at an exercise price of $0.60 per share for a period of three years. The Company recorded an aggregate discount on convertible notes of $7,092,796, which included $3,142,605 related to the relative fair value of beneficial conversion features and $3,950,191 for the relative fair value of the warrants issued with each note. The fair value of warrants was derived using the Black-Scholes valuation model.

All notes from the March and July 2017 offerings have passed their maturity dates. During the year ended March 31, 2021, the Company agreed to extensions with the holders of a total of $197,000 of the $1,257,000 that remains outstanding. For the $197,000 of extended notes, the Company agreed to reduce the conversion price to $0.10 per share and issued a total of 788,000 additional warrants to the holders of the notes with a term of three years and an exercise price of $0.10 per share. In exchange, the maturity date of the notes was extended to September 30, 2023. Using the Black-Scholes model, the Company valued the warrants at $13,396 and the change in the fair value of the conversion feature at $33,490. Because the change in the fair value of the conversion feature exceeded 10% of the carrying amount of the notes, the Company accounted for the modification of the notes as an extinguishment and recorded a discount on the new convertible notes of $46,886 related to the fair value of the new warrants and the change in the fair value of the conversion feature. The Company recorded interest expense of $6,303 on the new notes during the three months ended June 30, 2021, of which $3,356 represented amortization of the note discounts. Accrued interest on the $197,000 extended notes is $47,279 at June 30, 2021, which includes $38,438 accrued prior to the extinguishments.

Three convertible notes totaling $1,060,000 held by the same investor are past maturity and are currently in default. The Company is negotiating the terms of an extension with the note holder. The notes do not provide for a default penalty or penalty interest rate. Interest expense during the three months ended June 30, 2021, was $15,856 and there is no remaining unamortized discount. Accrued interest on the $1,060,000 notes was $244,129 at June 30, 2021.

8% Senior Secured Convertible Promissory Note dated February 28, 2019

On February 28, 2019, the Company issued a $1,500,000 8% Senior Secured Convertible Promissory Note and entered into the Note Purchase Agreement and Security Agreement with CSW Ventures, L.P. (together, “CSW Note”). The note matured on August 28, 2020, and was convertible at any time until maturity into 8,823,529 shares of the Company’s common stock at $0.17 per share. Collateral pledged as security for the note includes all of the Company’s 100% membership interests in GB Sciences, Nevada, LLC and GB Sciences Las Vegas, LLC, which together represent substantially all of the Company’s cannabis cultivation and production operations and assets located at the Teco facility in Las Vegas, Nevada. The intrinsic value of the beneficial conversion feature resulting from the market price of the Company’s common stock in excess of the conversion price was $176,471 on the date of issuance, and the Company recorded a discount on the CSW Note in that amount.

On May 28, 2019, the Company received notice from CSW Ventures, L.P. of the conversion of a total of $170,000 of the principal balance of the 8% Senior Secured Promissory Note dated February 28, 2019. Accordingly, the Company issued 1,000,000 shares of its common stock based on a $0.17 per share conversion price. In connection with the conversions, $17,225 in unamortized discount was recorded as interest expense and the Company reduced the carrying amount of convertible notes payable by $152,775. After conversion, the remaining balance outstanding was $1,330,000.

On July 12, 2019, the Company entered into the Amendment to Note Documents and the Amended and Restated 8% Senior Secured Promissory Note (together, “Amended CSW Note”). The Amended CSW Note increased the note balance by $100,000 to reflect an additional $100,000 advanced to the Company on July 12, 2019, and by $41,863 to add accrued interest to date to the principal balance, and decreased the conversion price to $0.11 per share, with the remaining terms substantially unchanged from the original CSW Note.

The Company evaluated the modification under the guidance in ASC 470-50 and determined that the amendment represents an extinguishment because the change in the fair value of the conversion feature exceeded 10% of the carrying value of the CSW Note on the amendment date. The carrying value of the amended note on the date of extinguishment was $1,338,057, net of a beneficial conversion feature discount of $133,806, and we recorded a loss on extinguishment of $124,158.

On August 1, 2019, the Company received notice from CSW Ventures, L.P. of the conversion of a total of $110,000 of the principal balance of the Amended CSW Note at $0.11 per share. Accordingly, the Company issued 1,000,000 shares of its common stock. In connection with the conversions, $9,579 in unamortized discount was recorded as interest expense and the Company has reduced the carrying amount of convertible notes payable by $100,421. After conversion, the remaining balance outstanding was $1,361,863.

On October 23, 2019, the Company entered into the Amendment to Promissory Note. The October 23, 2019 amendment decreased the conversion price to $0.08 per share, with the remaining terms substantially unchanged from the Amended CSW Note.

We evaluated the modification under the guidance in ASC 470-50 and determined that the amendment represents an extinguishment because the change in the fair value of the conversion feature exceeded 10% of the carrying value of the Amended CSW Note immediately prior to the 2nd Amended CSW Note. The carrying value of the Amended CSW Note on the date of extinguishment was $1,269,067, net of a beneficial conversion feature discount of $92,796, and we recorded a loss on extinguishment of $92,796 during the year ended March 31, 2020.

On November 27, 2019, the Company entered into the Second Amendment to Note Documents and the Second Amended and Restated 8% Senior Secured Promissory Note (together, “2nd Amended CSW Note”). The 2nd Amended CSW Note decreased the conversion price to $0.04 per share and increased the note balance by $30,000 to reflect an advance received on that date, with the remaining terms substantially unchanged from the Amended CSW Note.

We evaluated the modification under the guidance in ASC 470-50 and determined that the 2nd Amended CSW Note represents an extinguishment because the change in the fair value of the conversion feature exceeded 10% of the carrying value of the Amended CSW Note immediately prior to the 2nd Amended CSW Note; however, no loss on extinguishment was recorded because the net consideration paid for the 2nd Amended CSW Note was equal to the extinguished carrying value of the Amended CSW Note. The carrying value of the Amended CSW Note on the date of extinguishment was $1,361,863.

On December 16, 2019, the Company received notice from CSW Ventures, L.P. of the conversion of a total of $120,000 of the principal balance of the Amended CSW Note at $0.04 per share and we issued 3,000,000 shares of common stock. In connection with the conversions, $57,551 in unamortized discount was recorded as interest expense, and the Company has reduced the carrying amount of convertible notes payable by $62,449. After conversion, the remaining balance outstanding was $1,271,863 and the carrying amount of the note was $687,021, net of $584,842 in unamortized discount from the beneficial conversion feature.

On December 29, 2020, the Company entered into the Omnibus Amendment, and the note holder agreed to cease interest accrual on the CSW Note after November 30, 2020.

During the quarter ended March 31, 2021, the Company received notice of the conversion of $160,000 total principal balance at $0.04 per share and issued 4,000,000 shares of common stock to the note holder. After the conversions that occurred during the year ended March 31, 2021, the remaining principal balance and carrying amount of the note is $1,111,863 as of June 30, 2021. Accrued interest was $144,994. The total outstanding balance of principal and accrued interest totaling $1,256,857 will reduce the $4,000,000 cash payment received by the Company upon the close of the sale of the Teco Facility, and no further interest expense will be accrued on the note.

8% Convertible Promissory Note dated April 23, 2019

On April 23, 2019, the Company entered into the Note Purchase Agreement with Iliad Research and Trading, L.P. ("Iliad") and issued an 8% Convertible Promissory Note with a face value of $2,765,000. The Note was issued with original issue discount of $265,000 and is convertible into shares of the Company’s common stock at a price of $0.17 per share at the option of the note holder at any time until the Note is repaid. The Note matured on April 22, 2020. A total discount of $440,000 was recorded on the note, which includes $265,000 of original issue discount and $175,000 in fees paid to brokers.

During the year ended March 31, 2020, the Company honored the conversion of a total of a total of $125,000 of accrued interest on the Iliad Note at reduced conversion rates. On October 30, 2019, the Company received notice of the conversion of $75,000 at $0.06 per share and issued 1,250,000 shares of its common stock. The fair value of the shares issued exceeded the fair value of the shares issuable under the original terms of the Note by $64,706, and the Company recorded an induced conversion expense. On November 18, 2019, the Company received notice of the conversion of $50,000 of the note balance at $0.0375 per share and issued 1,333,333 shares of its common stock.

On April 22, 2020, the Company failed to make payment of the principal and accrued interest due under the Iliad Note, resulting in a default. Upon the occurrence of the default, the principal and accrued interest balances outstanding increased by 10%. As the result of the default, Company recorded an expense of $9,559 related to a 10% increase in the accrued interest balance, which is recorded in interest expense, and $276,500 related to the 10% increase in the principal balance, which is recorded in debt default penalty and other expense.

On May 20, 2020, Iliad filed a lawsuit against the Company in the Third Judicial District Court of Salt Lake County in the State of Utah demanding repayment of the note. The lawsuit further sought to compel the Company to participate in arbitration pursuant to the arbitration provisions contained within the Note Purchase Agreement and to prohibit the Company to raise funds through the issuance of its common stock unless the note is paid in full simultaneously with such issuance. On July 14, 2020, the Court entered judgment in favor of Iliad in the amount of $3,264,594 plus reasonable attorney's fees and costs and accrued post-judgment interest at the default rate of 15% per annum.

On November 20, 2020, the Company, Iliad, and Wellcana Plus, LLC entered into the Judgment Settlement Agreement, whereby Iliad agreed to discharge all amounts owed to it by the Company upon receipt of payment totaling $3,006,015 directly from the proceeds of the Wellcana Note Receivable on or before December 8, 2020. On December 8, 2020, Wellcana failed to make payment to the Company. On December 9, 2020, the Company entered into a letter agreement with Iliad extending the Judgment Settlement agreement in exchange for payment of $25,000 plus $25,000 per week until the payment totaling $3,006,015 is received by Iliad, with such payments not reducing the amount owed under the Judgment Settlement Agreement. On December 16, 2020, Wellcana made payment of the full amount owed to the Company, of which $3,006,015 was paid directly to Iliad in full satisfaction of the Judgment Settlement Agreement. On December 18, 2020, Iliad filed a Satisfaction of Judgment in the Third Judicial District Court of Salt Lake County in the State of Utah, and the lawsuit was dismissed. The Company has no further obligations to Iliad.

December 2020 $575,000 6% Convertible Note Offering

On December 18, 2020, the Company began an offering of 6.0% convertible notes for the purpose of funding a pre-clinical study of the Company's patent-pending Cannabinoid-Containing Complex Mixtures for the treatment of Cytokine Release Syndromes, including Acute Respiratory Distress Syndrome, in COVID-19 patients. The Company pledged the related intellectual property as security for the notes. The notes are convertible at a rate of $0.05 per share at the lender's request. During the year ended March 31, 2021, the Company issued $575,000 in convertible notes under the offering to three investors. $325,000 of the notes mature in December 2021, and $250,000 mature in December 2023. Payment of accrued interest and principal is due at maturity. The Company received cash of $500,250, net of issuance costs, and recorded a discount on convertible notes of $74,750. Notes totaling $425,000 were issued with in-the-money conversion features, and the Company recorded beneficial conversion feature discounts totaling $347,000 on the related notes.

At June 30, 2021, notes with a carrying amount of $52,878 were included in short term notes and convertible notes payable, net of unamortized discounts of $272,122. Notes with a carrying amount of $146,081 were included in long term notes and convertible notes payable, net of unamortized discounts of $103,919. Interest expense related to the notes was $24,458 for the three months ended June 30, 2021, which includes $15,857 from amortization of the note discounts.

Note 6 – Convertible Notes

March 2017 and July 2017 Convertible Note Offerings

In March 2017, the Company entered into a Placement Agent’s Agreement with a third-party brokerage firm to offer units consisting of a $1,000 6% promissory note convertible into 4,000 shares of the Company’s common stock at $0.25 per share and 4,000 warrants to purchase shares of the Company’s’ common stock at an exercise price of $0.60 per share for the period of three years. Between March 2017 and May 2017, the Company issued short-term Promissory Notes (“Notes”) to various holders with combined face value of $2,000,000. The Notes are payable within three years of issuance and are convertible into 8,000,000 shares of the Company’s common stock. The Company also issued 8,000,000 common stock warrants to the Noteholders. The warrants are exercisable at any time and from time to time before maturity at the option of the holder. Each warrant gives the Noteholder the right to purchase one share of common stock of the Company at an exercise price of $0.60 per share for a period of three years. The Company recorded an aggregate discount on convertible notes of $1,933,693, which included $904,690 related to the relative fair value of beneficial conversion features and $1,029,003 for the relative fair value of the warrants issued with each note. The fair value of warrants was derived using the Black-Scholes valuation model.

In July 2017, the Company entered into a Placement Agent’s Agreement with a third-party brokerage firm to offer units consisting of a $1,000 6% promissory note convertible into 4,000 shares of the Company’s common stock at $0.25 per share and 4,000 warrants to purchase shares of the Company’s’ common stock at an exercise price of $0.65 per share for the period of three years. Between July 2017 and December 2017, the Company issued short-term Promissory Notes (“Notes”) to various holders with combined face value of $7,201,000. The Notes are payable within three years of issuance and are convertible into 28,804,000 shares of the Company’s common stock. The Company also issued 28,804,000 common stock warrants to the Note holders. The warrants are exercisable at any time and from time to time before maturity at the option of the holder. Each warrant gives the Noteholder the right to purchase one share of common stock of the Company at an exercise price of $0.60 per share for a period of three years. The Company recorded an aggregate discount on convertible notes of $7,092,796, which included $3,142,605 related to the relative fair value of beneficial conversion features and $3,950,191 for the relative fair value of the warrants issued with each note. The fair value of warrants was derived using the Black-Scholes valuation model.

All notes from the March and July 2017 offerings have passed their maturity dates. During the year ended March 31, 2021, the Company agreed to extensions with the holders of a total of $197,000 of the $1,257,000 that remains outstanding. For the $197,000 of extended notes, the Company agreed to reduce the conversion price to $0.10 per share and issued a total of 788,000 additional warrants to the holders of the notes with a term of three years and an exercise price of $0.10 per share. In exchange, the maturity date of the notes was extended to September 30, 2023. Using the Black-Scholes model, the Company valued the warrants at $13,396 and the change in the fair value of the conversion feature at $33,490. Because the change in the fair value of the conversion feature exceeded 10% of the carrying amount of the notes, the Company accounted for the modification of the notes as an extinguishment and recorded a discount on the new convertible notes of $46,886 related to the fair value of the new warrants issued and the change in the fair value of the conversion feature. The Company recorded interest expense of $28,306 on the new notes during the year ended March 31, 2021, of which $22,412 represented amortization of the note discounts. Accrued interest on the $197,000 extended notes is $44,332 at March 31, 2021, which includes $38,438 accrued prior to the extinguishments.

Three convertible notes totaling $1,060,000 held by the same investor are past maturity and are currently in default. The Company is negotiating the terms of an extension with the note holder. The notes do not provide for a default penalty or penalty interest rate. Interest expense during the year ended March 31, 2021, was $208,779, of which $139,253 represents amortization of the note discount. Accrued interest on the $1,060,000 notes was $228,373 at March 31, 2021.

8% Senior Secured Convertible Promissory Note dated February 28, 2019

On February 28, 2019, the Company issued a $1,500,000 8% Senior Secured Convertible Promissory Note and entered into the Note Purchase Agreement and Security Agreement with CSW Ventures, L.P. (together, “CSW Note”). The note matured on August 28, 2020, and was convertible at any time until maturity into 8,823,529 shares of the Company’s common stock at $0.17 per share. Collateral pledged as security for the note includes all of the Company’s 100% membership interests in GB Sciences, Nevada, LLC and GB Sciences Las Vegas, LLC, which together represent substantially all of the Company’s cannabis cultivation and production operations and assets located at the Teco facility in Las Vegas, Nevada. The intrinsic value of the beneficial conversion feature resulting from the market price of the Company’s common stock in excess of the conversion price was $176,471 on the date of issuance, and the Company recorded a discount on the CSW Note in that amount.

On May 28, 2019, the Company received notice from CSW Ventures, L.P. of the conversion of a total of $170,000 of the principal balance of the 8% Senior Secured Promissory Note dated February 28, 2019. Accordingly, the Company issued 1,000,000 shares of its common stock based on a $0.17 per share conversion price. In connection with the conversions, $17,225 in unamortized discount was recorded as interest expense and the Company reduced the carrying amount of convertible notes payable by $152,775. After conversion, the remaining balance outstanding was $1,330,000.

On July 12, 2019, the Company entered into the Amendment to Note Documents and the Amended and Restated 8% Senior Secured Promissory Note (together, “Amended CSW Note”). The Amended CSW Note increased the note balance by $100,000 to reflect an additional $100,000 advanced to the Company on July 12, 2019, and by $41,863 to add accrued interest to date to the principal balance, and decreased the conversion price to $0.11 per share, with the remaining terms substantially unchanged from the original CSW Note.

The Company evaluated the modification under the guidance in ASC 470-50 and determined that the amendment represents an extinguishment because the change in the fair value of the conversion feature exceeded 10% of the carrying value of the CSW Note on the amendment date. The carrying value of the amended note on the date of extinguishment was $1,338,057, net of a beneficial conversion feature discount of $133,806, and we recorded a loss on extinguishment of $124,158.

On August 1, 2019, the Company received notice from CSW Ventures, L.P. of the conversion of a total of $110,000 of the principal balance of the Amended CSW Note at $0.11 per share. Accordingly, the Company issued 1,000,000 shares of its common stock. In connection with the conversions, $9,579 in unamortized discount was recorded as interest expense and the Company has reduced the carrying amount of convertible notes payable by $100,421. After conversion, the remaining balance outstanding was $1,361,863.

On October 23, 2019, the Company entered into the Amendment to Promissory Note. The October 23, 2019 amendment decreased the conversion price to $0.08 per share, with the remaining terms substantially unchanged from the Amended CSW Note.

We evaluated the modification under the guidance in ASC 470-50 and determined that the amendment represents an extinguishment because the change in the fair value of the conversion feature exceeded 10% of the carrying value of the Amended CSW Note immediately prior to the 2nd Amended CSW Note. The carrying value of the Amended CSW Note on the date of extinguishment was $1,269,067, net of a beneficial conversion feature discount of $92,796, and we recorded a loss on extinguishment of $92,796 during the year ended March 31, 2020.

On November 27, 2019, the Company entered into the Second Amendment to Note Documents and the Second Amended and Restated 8% Senior Secured Promissory Note (together, “2nd Amended CSW Note”). The 2nd Amended CSW Note decreased the conversion price to $0.04 per share and increased the note balance by $30,000 to reflect an advance received on that date, with the remaining terms substantially unchanged from the Amended CSW Note.

We evaluated the modification under the guidance in ASC 470-50 and determined that the 2nd Amended CSW Note represents an extinguishment because the change in the fair value of the conversion feature exceeded 10% of the carrying value of the Amended CSW Note immediately prior to the 2nd Amended CSW Note; however, no loss on extinguishment was recorded because the net consideration paid for the 2nd Amended CSW Note was equal to the extinguished carrying value of the Amended CSW Note. The carrying value of the Amended CSW Note on the date of extinguishment was $1,361,863.

On December 16, 2019, the Company received notice from CSW Ventures, L.P. of the conversion of a total of $120,000 of the principal balance of the Amended CSW Note at $0.04 per share and we issued 3,000,000 shares of common stock. In connection with the conversions, $57,551 in unamortized discount was recorded as interest expense, and the Company has reduced the carrying amount of convertible notes payable by $62,449. After conversion, the remaining balance outstanding was $1,271,863 and the carrying amount of the note was $687,021, net of $584,842 in unamortized discount from the beneficial conversion feature.

On December 29, 2020, the Company entered into the Omnibus Amendment (Note 14), and the note holder agreed to cease interest accrual on the CSW Note after November 30, 2020.

During the quarter ended March 31, 2021, the Company received notice of the conversion of $160,000 total principal balance at $0.04 per share and issued 4,000,000 shares of common stock to the note holder. After the conversions, the remaining principal balance and carrying amount of the note is $1,111,863 as of March 31, 2021.

During the year ended March 31, 2021, we recorded interest expense of $477,500 related to the CSW Note and its amendments consisting of $68,019 in stated interest and $409,481 related to amortization of the note discount. The total outstanding balance of principal and accrued interest totaling $1,256,857 will reduce the $4,000,000 cash payment received by the Company upon the close of the sale of the Teco Facility, and no further interest expense will be accrued on the note.

8% Convertible Promissory Note dated April 23, 2019

On April 23, 2019, the Company entered into the Note Purchase Agreement with Iliad Research and Trading, L.P. ("Iliad") and issued an 8% Convertible Promissory Note with a face value of $2,765,000. The Note was issued with original issue discount of $265,000 and is convertible into shares of the Company’s common stock at a price of $0.17 per share at the option of the note holder at any time until the Note is repaid. The Note matured on April 22, 2020. A total discount of $440,000 was recorded on the note, which includes $265,000 of original issue discount and $175,000 in fees paid to brokers.

During the year ended March 31, 2020, the Company honored the conversion of a total of a total of $125,000 of accrued interest on the Iliad Note at reduced conversion rates. On October 30, 2019, the Company received notice of the conversion of $75,000 at $0.06 per share and issued 1,250,000 shares of its common stock. The fair value of the shares issued exceeded the fair value of the shares issuable under the original terms of the Note by $64,706, and the Company recorded an induced conversion expense. On November 18, 2019, the Company received notice of the conversion of $50,000 of the note balance at $0.0375 per share and issued 1,333,333 shares of its common stock.

On April 22, 2020, the Company failed to make payment of the principal and accrued interest due under the Iliad Note, resulting in a default. Upon the occurrence of the default, the principal and accrued interest balances outstanding increased by 10%. As the result of the default, Company recorded an expense of $9,559 related to a 10% increase in the accrued interest balance, which is recorded in interest expense, and $276,500 related to the 10% increase in the principal balance, which is recorded in debt default penalty and other expense.

On May 20, 2020, Iliad filed a lawsuit against the Company in the Third Judicial District Court of Salt Lake County in the State of Utah demanding repayment of the note. The lawsuit further sought to compel the Company to participate in arbitration pursuant to the arbitration provisions contained within the Note Purchase Agreement and to prohibit the Company to raise funds through the issuance of its common stock unless the note is paid in full simultaneously with such issuance. On July 14, 2020, the Court entered judgment in favor of Iliad in the amount of $3,264,594 plus reasonable attorney's fees and costs and accrued post-judgment interest at the default rate of 15% per annum.

On November 20, 2020, the Company, Iliad, and Wellcana Plus, LLC entered into the Judgment Settlement Agreement, whereby Iliad agreed to discharge all amounts owed to it by the Company upon receipt of payment totaling $3,006,015 directly from the proceeds of the Wellcana Note Receivable (Note 14) on or before December 8, 2020. On December 8, 2020, Wellcana failed to make payment to the Company. On December 9, 2020, the Company entered into a letter agreement with Iliad extending the Judgment Settlement agreement in exchange for payment of $25,000 plus $25,000 per week until the payment totaling $3,006,015 is received by Iliad, with such payments not reducing the amount owed under the Judgment Settlement Agreement. On December 16, 2020, Wellcana made payment of the full amount owed to the Company, of which $3,006,015 was paid directly to Iliad in full satisfaction of the Judgment Settlement Agreement. On December 18, 2020, Iliad filed a Satisfaction of Judgment in the Third Judicial District Court of Salt Lake County in the State of Utah, and the lawsuit was dismissed. The Company has no further obligations to Iliad.

During the year ended March 31, 2021, interest expense related to the Iliad Note was $379,956, of which $29,831 relates to amortization of the note discount, $140,833 relates to accrued interest prior to the judgment, and $209,292 was accrued post-judgment interest. The Company also recorded $25,000 in other expense as the result of the letter agreement to extend the Judgment Settlement Agreement. As of the date of final payment, the outstanding judgment balance of $3,264,594 plus accrued post-judgment interest of $209,292 totaled $3,473,886, and the Company recorded a gain on extinguishment of $467,872.

December 2020 $575,000 6% Convertible Notes

On December 18, 2020, the Company began an offering of 6.0% convertible notes for the purpose of funding a pre-clinical study of the Company's patent-pending Cannabinoid-Containing Complex Mixtures for the treatment of Cytokine Release Syndromes, including Acute Respiratory Distress Syndrome, in COVID-19 patients. The Company pledged the related intellectual property as security for the notes. The notes are convertible at a rate of $0.05 per share at the lender's request. During the year ended March 31, 2021, the Company issued $575,000 in convertible notes under the offering to three investors. $325,000 of the notes mature in December 2021, and $250,000 mature in December 2023. Payment of accrued interest and principal is due at maturity. The Company received cash of $500,250, net of issuance costs, and recorded a discount on convertible notes of 74,750. Notes totaling $425,000 were issued with in-the-money conversion features, and the Company recorded beneficial conversion feature discounts totaling $347,000 on the related notes.

At March 31, 2021, notes with a carrying amount of $28,496 were included in short term notes and convertible notes payable, net of unamortized discounts of $296,504. Notes with a carrying amount of $135,971 were included in long term notes and convertible notes payable, net of unamortized discounts of $114,029. Interest expense related to the notes was $16,354 for the year ended March 31, 2021, which includes $11,217 from amortization of the note discounts.